ANNUAL REPORT AS OF
JUNE 30, 1999

SEI LIQUID
ASSET TRUST



===============================================================================
Treasury Securities Fund
===============================================================================
Government Securities Fund
===============================================================================
Prime Obligation Fund
===============================================================================

[LOGO OMITTED]

TABLE OF CONTENTS
================================================================================
LETTER TO SHAREHOLDERS                                                    1
STATEMENT OF NET ASSETS                                                   2
STATEMENT OF OPERATIONS                                                   7
STATEMENT OF CHANGES IN NET ASSETS                                        8
FINANCIAL HIGHLIGHTS                                                      9
NOTES TO FINANCIAL STATEMENTS                                            10
REPORT OF INDEPENDENT ACCOUNTANTS                                        12
NOTICE TO SHAREHOLDERS                                                   13

LETTER TO SHAREHOLDERS
================================================================================

TO OUR SHAREHOLDERS:

Strong economic growth embraced the opening of the Trust's 1999 fiscal year. Inflationary pressures were benign, and deficit reduction plans were eminent. Money fund assets grew at an unprecedented rate of 25.5%, $270 billion, and represented the fastest growth rate of the 1990s. As of December 31, money market assets peaked at $1.33 trillion.

The U.S. economy continued to show strength, there was little to no inflation as well as a strong dollar, and continuing concern regarding the international arena presided over all markets. Fear that the "Asian Flu" would affect domestic markets as well as increasing concerns with respect to domestic earnings was prevalent. Uncertainty among companies sustaining current export levels plagued the minds of everyone.

During the 3rd quarter of 1998 the U.S. economy began to feel the repercussions from the Asian crisis. Exports began to decrease; consumer confidence fell; corporate earnings showed signs of slowing; and unemployment was at the lowest point in twenty years alongside a weakening manufacturing sector. The Federal Reserve, in response to these concerns, cut interest rates 25 basis points on September 29, October 15 and November 17, respectively. Along with the decreasing rate environment, money market total returns also declined. The 12-month total return for taxable money markets fell 3.33% or 17 basis points to 4.93%. Average weighted maturities finished the year very close to the 1997 averages. On December 31, 1998, the average weighted maturity for taxable money funds was 54 days, up one day from 1997. The average weighted maturity for tax-free funds was at 44 days -- a two-day decrease from 1997.

Economic growth continued to show signs of strength in 1999 with consumer confidence high and unemployment remaining near a twenty year low. Inflation once again became a concern as consumer spending showed no signs of slowing and oil prices surged to $19.30 per barrel, a 45% increase, on June 30. In addition, the 30 - year bond closed at 6.16% on June 24, well above the psychological 6.00% mark. The Federal Reserve, which had left interest rates alone at their May meeting, took the expected step of raising interest rates by 25 basis points on June 30. The Fed then surprised the market with their decision to relax their tightening bias to neutral. Believing that a second hike in interest rates would not be forthcoming, the bond market rallied with the 30-year Treasury jumping 11/8 points, driving the yield to 5.97%. The average weighted maturities of the Liquid Asset Trust funds were shortened with the expectation that the Federal Reserve would raise interest rates. This enabled the funds to re-price quickly. Management's near term sentiment is for unchanged monetary policy while continuing to closely monitor the Federal Reserve for possible future rate hikes.

As in the past, Wellington Management will continue to seek prudent investment opportunities, which have provided our investors with competitive yields. We look forward to serving your investment needs, and we appreciate your continued confidence in the SEI Liquid Asset Trust.



                                 Sincerely,


                                 /s/Signature omitted


                                 Edward D. Loughlin
                                 President and Chief Executive Officer
                                 SEI Liquid Asset Trust

STATEMENT OF NET ASSETS
================================================================================
SEI LIQUID ASSET TRUST -- JUNE 30, 1999

TREASURY SECURITIES FUND
--------------------------------------------------------------------------------
                                   FACE
DESCRIPTION                     AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 18.2%
   U.S. Treasury Notes
      5.875%, 11/15/99               $10,000      $ 10,041
      7.875%, 11/15/99                11,000        11,125
      5.625%, 11/30/99                26,000        26,091
      4.710%, 12/31/99                15,000        15,221
      5.625%, 12/31/99                25,000        25,107
      5.875%, 02/15/00                10,000        10,063
      7.125%, 02/29/00                 5,000         5,070
                                                  --------
Total U.S. Treasury Obligations
   (Cost $102,718)                                 102,718
                                                  --------

REPURCHASE AGREEMENTS -- 82.1%
   Barclay De Zoete Wedd (A)
     4.85%, dated 06/30/99, matures
     07/01/99, repurchase price
     $59,107,962 (collateralized by
     U.S. Treasury Bond, par value
     $60,944,000, 6.1250%, 11/15/27;
     with total market value
     $60,282,163)                     59,100        59,100
   Credit Suisse First Boston (A)
     4.90%, dated 06/30/99, matures
     07/01/99, repurchase price
     $40,005,444 (collateralized by
     U.S. Treasury Bill, par value
     $43,080,000, 05/25/00; with total
     market value $41,194,387)        40,000        40,000
   Donaldson Lufkin Jenrette (A)
     4.82%, dated 06/30/99, matures
     07/01/99, repurchase price
     $30,004,017 (collateralized by
     various U.S. Treasury Securities,
     ranging in par value $4,525,000-
     $22,933,000, 5.625%-7.25%,
     10/31/99- 08/15/22; with total
     market value $30,600,201)        30,000        30,000
   Goldman Sachs Group (A)
     4.85%, dated 06/30/99, matures
     07/01/99, repurchase price
     $25,203,395 (collateralized by
     U.S. Treasury Note, par value
     $25,672,000, 5.75%, 06/30/01;
     with total market value
     $25,704,090)                     25,200        25,200

--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   JP Morgan & Company (A)
     4.75%, dated 06/30/99,
     matures 07/01/99, repurchase
     price $100,013,194 (collateralized
     by various U.S. Treasury
     Obligations, ranging in par
     value $45,710,000-$46,618,000,
     5.875%-8.00%, 06/30/00-11/15/21;
     with total market value
     $102,000,661)                  $100,000      $100,000
   Lehman Brothers, Inc. (B)
     4.85%, dated 06/30/99, matures
     07/01/99, repurchase price
     $42,064,666  (collateralized
     by U.S. Treasury Strips, par
     value $151,350,000, 02/15/19;
     with  total market value
     $43,208,141)                     42,059        42,059
   Morgan Stanley & Company (A)
     4.65%, dated 06/30/99, matures
     07/01/99, repurchase price
     $25,003,229 (collateralized by
     U.S. Treasury Note, par value
     $25,750,000, 4.625%, 11/30/00;
     with total market value
     $25,519,820)                     25,000        25,000
   Paribas Corporation (A)
     4.87%, dated 06/30/99, matures
     07/01/99, repurchase price
     $115,015,557 (collateralized by
     various U.S. Treasury Bonds,
     ranging in par value $9,176,000-
     $66,193,000, 7.50%-11.25%,
     02/15/15-11/15/16;
     with total market value
     $117,301,146)                   115,000       115,000
   Warburg Dillion (A) 4.85%, dated
     06/30/99, matures 07/01/99,
     repurchase price $28,603,853
     (collateralized by U.S.
     Treasury Bond, par value
     $22,825,000, 10.375%, 11/15/12;
     with total market
     value $29,176,711)               28,600        28,600
                                                 ---------
Total Repurchase Agreements
   (Cost $464,959)                                 464,959
                                                 ---------

TREASURY SECURITIES FUND (CONCLUDED)
-----------------------------------------------------------
DESCRIPTION                                     VALUE (000)
-----------------------------------------------------------
Total Investments -- 100.3%
   (Cost $567,677)                                $567,677
                                                  --------
OTHER ASSETS AND LIABILITIES,
NET -- (0.3%)                                       (1,548)
                                                  --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 565,881,139 outstanding
   shares of beneficial interest                   565,881
Fund Shares of Class D (unlimited
   authorization -- no par value) based on
   232,032 outstanding shares of
   beneficial interest                                 232
Undistributed net investment income                    246
Accumulated net realized loss
   on investments                                     (230)
                                                  --------
Total Net Assets -- 100.0%                        $566,129
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                        $1.00
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                        $1.00
                                                  ========
(A) TRI-PARTY REPURCHASE AGREEMENT
(B) TERM REPURCHASE AGREEMENT

STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF
SECURITIES
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
===============================================================================
SEI LIQUID ASSET TRUST -- JUNE 30, 1999

GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------
                                    FACE
DESCRIPTION                      AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 51.4%
   FHLB
      4.800%, 07/02/99               $ 1,100       $ 1,100
      4.988%, 07/07/99                 1,430         1,429
      4.900%, 01/14/00                 3,800         3,800
      4.850%, 01/27/00                 2,000         2,000
      4.790%, 02/04/00                 2,000         1,997
      5.625%, 06/02/00                 2,535         2,535
   FHLMC
      6.530%, 07/08/99                 5,000         5,002
      4.910%, 07/14/99                 5,000         4,991
   FNMA
      4.820%, 07/01/99                 8,000         8,000
      4.860%, 07/02/99                 1,000         1,000
      4.750%, 07/07/99                 2,040         2,038
      8.450%, 07/12/99                 3,500         3,503
      4.971%, 07/13/99                 2,065         2,062
      5.119%, 07/13/99                 3,300         3,294
      4.870%, 07/15/99                 4,000         3,992
      4.730%, 08/10/99                 1,000           995
      4.974%, 03/23/00                 4,000         3,998
   FNMA (A)
      6.100%, 09/23/99                 2,000         2,013
   SLMA
      5.570%, 03/17/00                 2,000         2,006
                                                 ---------
Total U.S. Government Agency
    Obligations (Cost $55,755)                      55,755
                                                 ---------

REPURCHASE AGREEMENTS -- 48.4%
   Credit Suisse First Boston (B)
     5.10%, dated 06/30/99, matures
     07/01/99, repurchase price
     $15,002,125 (collateralized by
     various U.S. Government obligations,
     ranging in par value $28,361-
     $5,565,982, 5.50%-10.00%,
     02/01/02-10/01/28; with total
     market value $15,366,416)        15,000        15,000
   JP Morgan & Company (B)
     5.00%, dated 06/30/99, matures
     07/01/99, repurchase price
     $25,503,541 (collateralized by
     various GNMA obligations, ranging
     in par value $2,295,638-
     $5,066,250, 6.50%, 03/15/28-
     12/15/28; with total market
     value $26,010,000)               25,500        25,500
   Lehman Brothers, Inc. (B)
     4.90%, dated 06/30/99, matures
     07/01/99, repurchase price
     $3,192,434 (collateralized by
     U.S. Treasury Bond, par value
     $2,870,000, 9.125%, 05/15/09;
     with total market
     value $3,255,200)                 3,192         3,192
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Lehman Brothers, Inc. (C)
     4.85%, dated 06/30/99, matures
     07/01/99, repurchase price
     $8,827,189 (collateralized by
     U.S. Treasury Strips, par value
     $9,570,000, 06/30/00; with total
     market value $9,081,930)         $8,826      $  8,826
                                                  --------
Total Repurchase Agreements
   (Cost $52,518)                                   52,518
                                                  --------
Total Investments -- 99.8%
   (Cost $108,273)                                 108,273
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- 0.2%              195
                                                  --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   108,470,052 outstanding shares of
   beneficial interest                             108,470
Distribution in excess of
   investment income                                    (4)
Accumulated net realized gain
   on investments                                        2
                                                  --------
Total Net Assets -- 100.0%                        $108,468
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                        $1.00
                                                  ========

(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF
    NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1999. THE DATE SHOWN IS
    THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.
(B) TRI-PARTY REPURCHASE AGREEMENT
(C) TERM REPURCHASE AGREEMENT
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
SLMA -- STUDENT LOAN MARKETING ASSOCIATION
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================

PRIME OBLIGATION FUND
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 63.2%
BANKS -- 7.8%
   BankAmerica
      4.810%, 08/04/99               $15,000     $  14,932
   Huntington National Bank
      5.750%, 07/01/99                49,197        49,197
   Suntrust Bank
      5.750%, 07/01/99                40,000        40,000
                                                 ---------
                                                   104,129
                                                 ---------
FINANCIAL SERVICES -- 10.5%
   Ford Motor Credit Corporation
      5.500%, 07/01/99                35,000        35,000
   General Electric Capital
     Corporation Puerto Rico
      4.830%, 07/29/99                12,000        11,955
   General Motors Acceptance
     Corporation
      4.800%, 07/22/99                25,000        24,930
   Island Finance of Puerto Rico
      4.850%, 07/12/99                10,000         9,985
   Pitney Bowes Credit Corporation
      5.220%, 07/06/99                24,500        24,482
   Prudential Funding Corporation
      4.800%, 07/19/99                35,000        34,916
                                                 ---------
                                                   141,268
                                                 ---------
FOOD, BEVERAGE & TOBACCO -- 3.9%
   Campbell Soup Company
      4.850%, 04/13/00                14,000        13,459
   Sara Lee Corporation
      4.930%, 07/01/99                21,250        21,250
      4.950%, 07/01/99                17,000        17,000
                                                 ---------
                                                    51,709
                                                 ---------
HOUSEHOLD PRODUCTS -- 5.6%
   Gillette Company
      5.700%, 07/01/99                35,000        35,000
   Hubbell Incorporated
      5.550%, 07/01/99                40,000        40,000
                                                 ---------
                                                    75,000
                                                 ---------
INVESTMENT BANKER/BROKER -- 7.1%
   Goldman Sachs Group LP
      5.040%, 07/19/99                25,000        24,937
   Merrill Lynch & Company
      5.250%, 07/08/99                35,000        34,964
   Morgan Stanley Dean Witter
      5.750%, 07/01/99                35,000        35,000
                                                 ---------
                                                    94,901
                                                 ---------

-----------------------------------------------------------
                                    FACE
DESCRIPTION                      AMOUNT (000)   VALUE (000)
-----------------------------------------------------------
INSURANCE -- 0.7%
   Aon Corporation
      4.840%, 07/08/99               $10,000     $   9,991
                                                 ---------
PETROLEUM REFINING -- 3.4%
   Mobil Corporation
      5.500%, 07/01/99                35,000        35,000
   National Fuel Gas Company
      4.860%, 07/20/99                10,000         9,974
                                                 ---------
                                                    44,974
                                                 ---------
SCHOOLS -- 1.3%
   Harvard University
      4.790%, 07/13/99                17,000        16,973
                                                 ---------
SPECIAL PURPOSE ACQUISITIONS -- 2.2%
   Delaware Funding Corporation
      5.060%, 07/23/99                30,000        29,907
                                                 ---------
SPECIAL PURPOSE ENTITY -- 20.7%
   Aesop Funding Corporation
      5.050%, 07/06/99                20,000        19,986
      5.040%, 07/08/99                20,000        19,980
   Centric Capital Corporation
      5.060%, 07/16/99                 9,500         9,480
   Clipper Receivables Corporation
      5.090%, 07/15/99                25,000        24,950
   Corporate Asset Funding
     Company
      4.810%, 07/07/99                35,000        34,972
   Corporate Receivable Corporation
      5.060%, 07/27/99                35,000        34,872
   Falcon Asset Securitization
     Corporation
      5.400%, 07/08/99                30,000        29,968
   Greyhawk Funding LLC
      4.920%, 07/09/99                15,000        14,984
   New Center Asset Trust
      4.820%, 07/23/99                10,000         9,971
   Park Avenue Receivable
      5.070%, 07/21/99                30,000        29,915
   Preferred Receivable Funding
      5.300%, 07/15/99                20,000        19,959
      5.060%, 07/19/99                19,955        19,905
      4.730%, 09/27/99                 6,500         6,425
                                                 ---------
                                                   275,367
                                                 ---------
Total Commercial Paper
   (Cost $844,219)                                 844,219
                                                 ---------

STATEMENT OF NET ASSETS
================================================================================

SEI LIQUID ASSET TRUST -- JUNE 30, 1999

PRIME OBLIGATION FUND (CONCLUDED)
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT/BANK NOTES -- 17.8%
   Chase Manhattan Bank
     5.700%, 07/02/99                $15,000     $  15,000
     4.930%, 10/05/99                 10,000        10,000
   First National Bank of Chicago
      5.180%, 03/15/00                25,000        24,988
   First Union National Bank
      5.020%, 10/27/99                29,000        29,000
   First National Bank Maryland
      4.969%, 01/28/00                25,000        24,996
   Fleet National Bank
      5.118%, 04/26/00                 5,000         5,007
   Key Bank North America (A)
      5.140%, 07/01/99                20,000        19,998
   National City Bank
      5.000%, 02/08/00                40,000        39,993
   National City Bank (A)
      5.138%, 07/08/99                 3,000         3,006
   NationsBank
      4.980%, 01/07/00                25,000        24,997
   PNC Bank
      5.040%, 02/16/00                30,000        29,991
   Wilmington Trust
      5.750%, 07/09/99                10,000        10,000
                                                 ---------
Total Certificates of Deposit/Bank Notes
   (Cost $236,976)                                 236,976
                                                 ---------

INSURANCE FUNDING AGREEMENTS -- 6.3%
   Allstate Corporation (A)
      5.018%, 07/01/99                10,000        10,000
      5.234%, 09/15/99                20,000        20,000
   Metropolitan Life Insurance
     Company (A)
      5.131%, 08/01/99                10,000        10,000
      5.069%, 08/02/99                10,000        10,000
   People's Security Life Insurance
     Company (A)
      5.080%, 07/01/99                25,000        25,000
   Travelers Insurance (A)
      5.129%, 09/01/99                 9,000         9,000
                                                 ---------
Total Insurance Funding Agreements
   (Cost $84,000)                                   84,000
                                                 ---------

CORPORATE BONDS/MEDIUM TERM NOTES -- 12.7%
   American Express Centurian
     Bank (A)
      4.94%, 07/16/99                 28,000        28,000
   Asset Backed Securities Investors
     Trust 97-E (A)
      4.903%, 07/15/99                13,700        13,700
   Branch Banking & Trust (A)
      5.056%, 07/28/99                18,500        18,511

-------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Comerica Bank (A)
      4.844%, 07/13/99               $12,000    $   12,000
   General Electric Capital
     Corporation (A)
      4.950%, 08/12/99                25,000        25,000
   Key Bank North America
      5.650%, 06/26/00                15,000        14,990
   National Rural Utility (A)
      5.178%, 09/25/99                35,000        34,987
   PNC Bank (A)
      4.810%, 07/01/99                 7,500         7,500
   SMM Trust 98-A (A)
      5.100%, 09/16/99                15,000        15,000
                                                ----------
Total Corporate Bonds/Medium Term Notes
   (Cost $169,688)                                 169,688
                                                ----------
Total Investments -- 100.0%
   (Cost $1,334,883)                             1,334,883
                                                ----------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%              418
                                                ----------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   1,335,253,754 outstanding shares
   of beneficial interest                        1,335,254
Undistributed net investment income                     53
Accumulated net realized loss
   on investments                                       (6)
                                                ----------
Total Net Assets -- 100.0%                      $1,335,301
                                                ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                        $1.00
                                                ==========
(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF
    NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1999. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR THE DEMAND DATE.

LLC -- LIMITED LIABILITY COMPANY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
==========================================================================

SEI LIQUID ASSET TRUST -- FOR THE YEAR ENDED JUNE 30, 1999

                                               -------------      -------------    --------------
                                                  TREASURY         GOVERNMENT          PRIME
                                                 SECURITIES        SECURITIES        OBLIGATION
                                                    FUND              FUND              FUND
                                               -------------      -------------    --------------
Interest Income                                    $32,065           $4,712           $64,759
                                                   -------           ------           -------
EXPENSES:

   Management fees                                   2,661              388             5,153
   Less: management fees waived                       (192)             (28)             (283)
   Investment advisory fees                            230               33               433
   Less: advisory fees waived                          (76)             (11)             (155)
   Shareholder servicing fees -- Class A             1,583              231             3,067
   Less: shareholder servicing fees
   waived -- Class A                                (1,583)            (231)           (3,067)
   Distribution fees -- Class D                          1               --                --
   Less: distribution fees waived -- Class D            --               --                --
   Wire Agent fees                                      29                3                42
   Custodian fees                                       31                4                58
   Professional fees                                    25                7                40
   Trustee fees                                          5                1                11
   Printing                                             41                6                52
   Insurance                                             4                1                 2
   Rating                                                9               --                --
   Other fees                                           21                3                46
                                                   -------           ------           -------
   Total net expenses                                2,789              407             5,399
                                                   -------           ------           -------
NET INVESTMENT INCOME                               29,276            4,305            59,360
                                                   -------           ------           -------
   Net realized gain from security
   transactions                                         22               17                71
                                                   -------           ------           -------
NET INCREASE IN NET ASSETS FROM OPERATIONS         $29,298           $4,322           $59,431
                                                   =======           ======           =======



 AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================

SEI LIQUID ASSET TRUST -- FOR THE YEARS ENDED JUNE 30,

                                                 -----------------------   ----------------------   ---------------------
                                                         TREASURY                 GOVERNMENT                 PRIME
                                                        SECURITIES                SECURITIES              OBLIGATION
                                                           FUND                       FUND                    FUND
                                                 -----------------------    ----------------------   ---------------------

                                                     1999           1998         1999       1998      1999        1998
                                                 ------------------------     --------------------  ---------------------
OPERATIONS:
     Net investment income                     $    29,276    $    35,138     $  4,305   $   6,639  $   59,360 $   49,202
     Net realized gain from security
       transactions                                     22             17           17          20          71         28
                                               -----------    -----------     --------   ---------  ---------- ----------
     Net increase in net assets resulting
       from operations                              29,298         35,155        4,322       6,659      59,431     49,230
                                               -----------    -----------     --------   ---------  ---------- ----------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                       (29,267)       (35,126)      (4,304)     (6,640)    (59,360)   (49,204)
     Class D                                            (9)           (12)          --          --          --         --
                                              ------------    -----------     --------   ---------  ---------- ----------
   Total dividends distributed                     (29,276)       (35,138)      (4,304)     (6,640)    (59,360)   (49,204)
                                              ------------    -----------     --------   ---------  ---------- ----------
CAPITAL SHARE TRANSACTIONS (ALL AT
     $1.00 PER SHARE): Class A:
     Proceeds from shares issued                 4,625,192      4,401,155      585,676   1,048,069   8,708,570  7,116,598
     Reinvestment of cash distributions                970            858          455       1,352      21,243     14,097
     Cost of shares redeemed                    (4,664,071)    (4,504,478)    (582,882) (1,092,845) (8,341,737)(7,006,837)
                                               -----------    -----------     --------   ---------  ---------- ----------
     Increase (decrease) in net assets
       derived from Class A transactions           (37,909)      (102,465)       3,249     (43,424)    388,076    123,858
                                               -----------    -----------     --------   ---------  ---------- ----------
   Class D:
     Proceeds from shares issued                        43             90           --          --          --         --
     Reinvestment of cash distributions                  7             11           --          --          --         --
     Cost of shares redeemed                           (55)           (80)          --          --          --         --
                                               -----------    -----------    ---------   ---------  ---------- ----------
     Increase (decrease) in net assets
       derived from Class D transactions                (5)            21           --          --          --         --
                                               -----------    -----------    ---------   ---------  ---------- ----------
   Net increase (decrease) in net assets
       derived from capital share
       transactions                                (37,914)      (102,444)       3,249     (43,424)    388,076    123,858
                                               -----------    -----------    ---------   ---------  ---------- ----------
       Net increase (decrease) in net assets       (37,892)      (102,427)       3,267     (43,405)    388,147    123,884
                                               -----------    -----------    ---------   ---------  ---------- ----------
NET ASSETS:
   Beginning of Period                             604,021        706,448      105,201     148,606     947,154    823,270
                                               -----------    -----------    ---------   ---------  ---------- ----------
   End of Period                               $   566,129    $   604,021    $ 108,468   $ 105,201  $1,335,301 $  947,154
                                               ===========    ===========    =========   =========  ========== ==========

 AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
SEI LIQUID ASSET TRUST -- FOR THE YEARS ENDED JUNE 30

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                           RATIO OF
                                                                                                                             NET
                                                DISTRIBU-                                      RATIO OF   RATIO OF NET   INVESTMENT
                             REALIZED DISTRIBU-   TIONS                                          NET        EXPENSES       INCOME
        NET ASSET              AND     TIONS      FROM                    NET ASSETS RATIO OF INVESTMENT  TO AVERAGE     TO AVERAGE
         VALUE,      NET    UNREALIZED FROM NET REALIZED  NET ASSET         END OF   EXPENSES   INCOME     NET ASSETS    NET ASSETS
       BEGINNING INVESTMENT GAINS ON  INVESTMENT CAPITAL VALUE END  TOTAL   PERIOD  TO AVERAGE TO AVERAGE (EXCLUDING)    (EXCLUDING
       OF PERIOD   INCOME  SECURITIES  INCOME     GAINS  OF PERIOD RETURN   (000)   NET ASSETS NET ASSETS   WAIVERS)       WAIVERS)
-----------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
  1999     $1.00   $0.05      --      $(0.05)      --     $1.00    4.72% $  565,897   0.44%     4.62%         0.73%          4.33%
  1998      1.00    0.05      --       (0.05)      --      1.00    5.29     603,783   0.44      5.17          0.73           4.88
  1997      1.00    0.05      --       (0.05)      --      1.00    5.10     706,232   0.44      4.98          0.74           4.68
  1996      1.00    0.05      --       (0.05)      --      1.00    5.37     832,393   0.44      5.27          0.52           5.19
  1995      1.00    0.05      --       (0.05)      --      1.00    5.05   1,254,888   0.44      4.93          0.54           4.83
CLASS D
  1999     $1.00   $0.04      --      $(0.04)      --     $1.00    4.35% $      232   0.79%     4.27%         0.88%          4.18%
  1998      1.00    0.05      --       (0.05)      --      1.00    4.92         238   0.79      4.82          0.88           4.73
  1997      1.00    0.05      --       (0.05)      --      1.00    4.73         216   0.79      4.64          0.89           4.54
  1996      1.00    0.05      --       (0.05)      --      1.00    5.01         219   0.79      4.92          0.87           4.84
  1995      1.00    0.05      --       (0.05)      --      1.00    4.69       9,798   0.79      5.15          0.89           5.05
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
  1999     $1.00   $0.05      --      $(0.05)      --     $1.00    4.74% $  108,468   0.44%     4.66%         0.73%          4.37%
  1998      1.00    0.05      --       (0.05)      --      1.00    5.21     105,201   0.44      5.10          0.73           4.81
  1997      1.00    0.05      --       (0.05)      --      1.00    5.09     148,606   0.44      4.98          0.71           4.71
  1996      1.00    0.05      --       (0.05)      --      1.00    5.30     169,133   0.44      5.19          0.54           5.09
  1995      1.00    0.05      --       (0.05)      --      1.00    5.18     200,768   0.44      5.04          0.53           4.95
-----------------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
  1999     $1.00   $0.05      --      $(0.05)      --     $1.00    4.97% $1,335,301   0.44%     4.84%         0.73%          4.55%
  1998      1.00    0.05      --       (0.05)      --      1.00    5.40     947,154   0.44      5.27          0.73           4.98
  1997      1.00    0.05      --       (0.05)      --      1.00    5.20     823,270   0.44      5.08          0.74           4.78
  1996      1.00    0.05      --       (0.05)      --      1.00    5.39     747,852   0.44      5.27          0.53           5.18
  1995      1.00    0.05      --       (0.05)      --      1.00    5.20     940,863   0.44      5.21          0.53           5.12

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
===============================================================================
SEI LIQUID ASSET TRUST -- JUNE 30, 1999

1. ORGANIZATION
SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.
     The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with five funds: the Treasury Securities Fund, the Government Securities Fund, the Prime Obligation Fund, the Institutional Cash Fund and the Money Market Fund (the "Funds"). The Trust is registered to offer Class A shares of each of the Funds and Class D shares of the Treasury Securities Fund. In the fiscal period ending June 30, 1999, no shares of the Institutional Cash Fund were sold. As of June 30, 1999 the Money Market Fund had not commenced operations. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. A description of the Funds' investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust.
     SECURITY VALUATION--Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.
     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. The Trust also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements and procedures adopted by the Manager of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty.
     If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.
     DISCOUNT AND PREMIUM AMORTIZATION--All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES--Expenses of the Trust which are not directly associated to a specific Fund are allocated on the basis of relative net asset value of the affected Funds.
     CLASSES--Class specific expenses, 12b-1 and transfer agent fees for Class D and shareholder servicing fees for Class A, are borne by that class. Income, expenses and realized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     USE OF ESTIMATE IN THE PREPARATION OF FINANCIAL STATEMENTS--The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
     DISTRIBUTIONS--Distributions from ordinary income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences can be either temporary or permanent in nature, and may necessitate reclassifications between undistributed net investment income, undistributed net realized capital gains and/or additional paid in capital.
     OTHER--Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Funds are distributed to the shareholders of the affected Funds annually.

==============================================================================


3. TRANSACTIONS WITH AFFILIATES
SEI Investments (the "Manager") provides management, administrative and shareholder services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Fund. The Manager has agreed to bear certain expenses of the Trust so that the total expenses do not exceed .44% of average daily net assets annually.
     SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments Corporation and a registered broker-dealer, acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.
     The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .25% of the average daily net assets attributable to Class D shares will be paid to the Distributor. For the period ending June 30, 1999, the Distributor is taking a fee under the Class D Plan of .20% of the average daily net assets attributable to Class D shares. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.
     In addition, the Trust has entered into a separate Transfer Agent Agreement with respect to Class D shares under which DST Systems, Inc. is entitled to a fee of .15% of the average daily net assets of Class D plus out-of-pocket costs.
     Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager or the Distributor. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager and/or the Distributor.
     First Union, which is a Trust shareholder, acts as Custodian and Wire Agent for the Trust.

4. INVESTMENT ADVISORY
Wellington Management Company serves as the Investment Adviser of the Trust. For its services, the Investment Adviser receives an annual fee equal to .075% of the Trust's average daily net asset value up to $500 million and .02% of such net asset value in excess of $500 million. Effective January 1, 1999, the adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager. The fees of the Investment Adviser are paid monthly.

5. CAPITAL LOSS CARRYOVERS
At June 30, 1999, the Funds had capital loss carryovers, to the extent provided in regulations, for Federal income tax purposes as follows:

TREASURY SECURITIES
  Fund:                                               $125,249 expiring in 2005
                                                       104,723 expiring in 2006
Prime Obligation
  Fund:                                                  3,116 expiring in 2005
                                                         3,005 expiring in 2006

6. LINE OF CREDIT
The Funds have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Funds equal to 110% of such borrowings and may not exceed 10% of the Fund's total assets. As of June 30, 1999, the Funds did not have any borrowings under this facility.

REPORT OF INDEPENDENT ACCOUNTANTS
===============================================================================
SEI LIQUID ASSET TRUST -- JUNE 30, 1999

To the Trustees and Shareholders
of SEI Liquid Asset Trust

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Securities Fund, Government Securities Fund and Prime Obligation Fund (constituting SEI Liquid Asset Trust, hereafter referred to as the "Trust") at June 30, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended and the financial highlights for the five years then ended, presented in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP

Philadelphia, PA
August 9, 1999

NOTICE TO SHAREHOLDERS (UNAUDITED)
================================================================================

     FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

Dear SEI Liquid Asset Trust Shareholders:

For the fiscal year ended June 30, 1999, each Fund is designating long term capital gains, qualifying dividends and exempt income with regard to distributions paid during the year as follows:

                                     (A)             (B)
                                  LONG TERM       ORDINARY           (C)                            (E)
                                CAPITAL GAINS      INCOME           TOTAL            (D)            TAX
                                DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    QUALIFYING       EXEMPT
FUND                             (TAX BASIS)     (TAX BASIS)     (TAX BASIS)    DIVIDENDS(1)     INTEREST
--------                         ------------   ------------    ------------    ------------    ----------
Treasury Securities Fund             0%             100%            100%             0%             0%
Government Securities Fund           0%             100%            100%             0%             0%
Prime Obligation Fund                0%             100%            100%             0%             0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
* Items (A) and (B) are based on a percentage of the Fund's total distribution. ** Items (D) and (E) are based on a percentage of ordinary income distributions of the Fund.

   Please consult your tax adviser for proper treatment of this information.

                                      NOTES

                                      NOTES

                                      NOTES

=======================
SEI LIQUID ASSET TRUST
=======================
ANNUAL REPORT
=======================
JUNE 30, 1999


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Lynda Striegel
VICE PRESIDENT, ASSISTANT SECRETARY
James Foggo
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
Wellington Management Company, LLP

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP


THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR INFORMATION CALL 1-800-DIAL-SEI/1-800-342-5734

(LOGO)
[GRAPHIC OMITTED]

INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734

SEI-F-097-06